Income taxes - Deferred income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax asset
Tax loss carried forward	$ 6,868	$ 5,770
Pension liability	1,152	1,594
Fixed assets	(223)	11
Allowance for compensated absence	15	8
Onerous leases	0	9
Deferred income tax asset before valuation allowance	7,812	7,392
Less: valuation allowance	(6,723)	(5,638)
Net deferred income tax assets	1,089	1,754
Deferred income tax liability
Other	0	0
Net deferred income tax assets	$ 1,089	$ 1,754